Derivative Financial Instruments (Tables)	12 Months Ended
Feb. 28, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding

	As at February 28, 2017
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$1	$1	$89
Currency option contracts	Other current assets	1	—	1	37
Total		$1	$1	$2	$126

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$—	$(1)	$(1)	$28
Currency option contracts	Accrued liabilities	(1)	—	(1)	38
Total		$(1)	$(1)	$(2)	$66
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at February 28, 2018
	Balance Sheet Location	Fair Value of Derivatives Designated as Cash Flow Hedges	Fair Value of Derivatives Not Subject to Hedge Accounting	Total Estimated Fair Value	Notional Amount
Derivative Assets (1):
Currency forward contracts	Other current assets	$—	$1	$1	$104
Currency option contracts	Other current assets	—	—	—	19
Total		$—	$1	$1	$123

Derivative Liabilities (1):
Currency forward contracts	Accrued liabilities	$—	$(1)	$(1)	$100
Currency option contracts	Accrued liabilities	(1)	—	(1)	61
Total		$(1)	$(1)	$(2)	$161
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(1) The fair values of derivative assets and liabilities are measured using Level 2 fair value inputs.

Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive loss for the year ended February 28, 2017:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(1)
Currency option contracts	—	Selling, marketing and administration	2
Total	$—		$1
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended February 28, 2018:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$—
Currency option contracts	(1)	Selling, marketing and administration	2
Total	$(1)		$2

Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statements of operations for the years ended February 28, 2018 and February 28, 2017:

		Amount of Gain (Loss) in Income on Derivative Instruments
	Location of Gain (Loss) Recognized in Income on Derivative Instruments	February 28, 2018	February 28, 2017
Currency forward contracts	Selling, marketing and administration	$(9)	$1